Subsequent Events (Details) - Forecast [Member] - USD ($)	4 Months Ended	12 Months Ended
	Jan. 24, 2025	Sep. 25, 2025
Convertible Bonds [Member]
Subsequent Events [Line Items]
Received fromm convertible bonds	$ 9,001,978
Short Selling Capital Group Limited [Member] | Loan to Third Party [Member]
Subsequent Events [Line Items]
Lent amount		$ 8,590,000
Annul interest rate		9.00%